Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 29, 2020	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Deferred fee			$ 9,800,000
Common stock , description		(iii) the Company will issue (A) to Professionals, new shares of Class B-1 common stock, which will have 10 votes per share (for so long as Professionals or its limited partners as of the Closing maintain ownership of at least 10% of the issued and outstanding Class A common units of PWP, otherwise such Class B-1 common stock shall have one vote per share) and (B) to investor limited partners of PWP, new shares of Class B-2 common stock, which will have one vote per share, with the number of shares of such common stock to be issued to equal the number of common units of PWP that will be held by Professionals and such investor limited partners, respectively, following the Closing; and (iv) the Company will repay certain indebtedness of PWP, pay certain expenses, retain up to $10 million of cash on its balance sheet, and subject to the availability of transaction proceeds, the Company will first redeem certain limited partnership interests held by certain electing third party investor limited partners of PWP and second redeem certain electing non-working limited partners of Professionals (collectively with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).	(ii)Professionals will contribute the equity interests of PWP GP, the general partner of PWP, to the Company; (iii)the Company will issue (A) to Professionals, new shares of Class B-1 common stock, which will have 10 votes per share (for so long as Professionals or its limited partners as of the Closing maintain ownership of at least 10% of the issued and outstanding Class A common units of PWP, otherwise such Class B-1 common stock shall have one vote per share) and (B) to investor limited partners of PWP, new shares of Class B-2 common stock, which will have one vote per share, with the number of shares of such common stock to be issued to equal the number of common units of PWP that will be held by Professionals and such investor limited partners, respectively, following the Closing; and (iv)the Company will repay certain indebtedness of PWP, pay certain expenses, retain up to $10 million of cash on its balance sheet, and subject to the availability of transaction proceeds, the Company will first redeem certain limited partnership interests held by certain electing third party investor limited partners of PWP and second redeem certain electing non-working limited partners of Professionals (collectively with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).
Cash			$ 10,000,000
Wells Fargo Securities LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred fee		$ 9,800,000
Other Underwriting Expense		1,000,000
Cantor Fitzgerald And Co [Member]
Commitments and Contingencies (Details) [Line Items]
Other Underwriting Expense		$ 2,000,000
Class A Common Stock [Member] | PIPE Investors [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued (in Shares)	12,500,000
Aggregate purchase price	$ 125,000,000